Lease Right-of-Use Asset and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Right-of-Use Asset and Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

The following table presents a summary of changes in the Company’s operating lease liabilities for the year ended December 31, 2025:

Right-Of-Use Assets
Balance as of December 31, 2024 (Audited)	$615,444
New right-of-use assets recognized	640,405
Amortization for the year ended December 31, 2025	(56,365)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	59,750
Balance as of December 31, 2025 (Audited)	$583,610

Operating lease Liability
Balance as of December 31, 2024 (Audited)	$615,444
New lease liability recognized	640,405
Imputed interest for the year ended December 31, 2025	39,630
Gross repayment for the year ended December 31, 2025	(95,995)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	$59,750
Balance as of December 31, 2025 (Audited)	$583,610

Operating lease liability current portion	$60,689
Operating lease liability non-current portion	$522,921

Other information:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow to operating lease	$95,995	$94,981
Right-of-use assets obtained in exchange for operating lease liabilities	-	-
Remaining lease term for operating lease (years)	8.13	7.80
Weighted average discount rate for operating lease	6.65%	5.58%